CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock Series Seed Preferred Stock [Member]	Preferred Stock Series A Preferred Stock [Member]	Preferred Stock Series A2 Convertible Preferred Stock [Member]	Preferred Stock Series A3 Convertible Preferred Stock [Member]	Preferred Stock Series CF Convertible Preferred Stock [Member]	Preferred Stock Series B Preferred Stock [Member]	Preferred Stock Series A Convertible Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance (in shares) at Dec. 31, 2020	20,714,518	5,654,072	5,932,742	9,032,330	836,331	20,754,717		266
Beginning balance at Dec. 31, 2020	$ 2,071	$ 565	$ 593	$ 904	$ 83	$ 2,075	$ 0	$ 0	$ 27,482,061	$ (33,345,997)	$ (5,857,645)
Conversion of preferred stock into common stock	$ (2,071)	$ (565)	$ (593)	$ (904)	$ (83)	$ (2,075)			6,291		6,291
Conversion of preferred stock into common stock (shares)	(20,714,518)	(5,654,072)	(5,932,742)	(9,032,330)	(836,331)	(20,754,717)		1,611
Issuance of common stock in public offering									10,000,002		10,000,002
Issuance of common stock in public offering (in shares)								964
Offering costs									(2,116,957)		(2,116,957)
Exercise of over-allotment option, net of offering costs									1,364,997		1,364,997
Exercise of over-allotment option, net of offering costs (in shares)								145
Conversion of debt into common stock									2,680,289		2,680,289
Conversion of debt into common stock (In shares)								454
Conversion of related party notes and payables into common stock									257,515		257,515
Conversion of related party notes and payables into common stock (in shares)								61
Common stock issued in connection with business combination									11,428,738		11,428,738
Common stock issued in connection with business combination (in shares)								1,318
Exercise of warrants									1,768,046		1,768,046
Exercise of warrants (in shares)								155
Common stock issued pursuant to consulting agreement									595,500		595,500
Common stock issued pursuant to consulting agreement (in shares)								97
Issuance of common stock pursuant to equity line of credit									367,696		367,696
Issuance of common stock pursuant to equity line of credit (in shares)								51
Common stock and warrants issued in connection with notes									501,658		501,658
Common stock and warrants issued in connection with notes (in shares)								52
Stock-based compensation									4,278,337		4,278,337
Stock-based compensation (Shares)								29
Net loss										(32,357,957)	(32,357,957)
Ending balance at Dec. 31, 2021								$ 0	58,614,173	(65,703,954)	(7,089,781)
Ending balance (in shares) at Dec. 31, 2021								521
Stock-based compensation									139,093		139,093
Net loss										(7,832,942)	(7,832,942)
Ending balance at Mar. 31, 2022								$ 0	59,954,848	(73,536,896)	(13,582,048)
Ending balance (in shares) at Mar. 31, 2022								870
Beginning balance (in shares) at Dec. 31, 2021								521
Beginning balance at Dec. 31, 2021								$ 0	58,614,173	(65,703,954)	(7,089,781)
Conversion of debt into common stock											1,802,372
Net loss											(17,366,866)
Ending balance at Jun. 30, 2022								$ 2	68,190,600	(83,070,820)	(14,880,218)
Ending balance (in shares) at Jun. 30, 2022								16,470
Beginning balance (in shares) at Dec. 31, 2021								521
Beginning balance at Dec. 31, 2021								$ 0	58,614,173	(65,703,954)	(7,089,781)
Issuance of common stock in public offering								$ 1	9,347,449		9,347,450
Issuance of common stock in public offering (in shares)								14,956
Issuance of common stock and exercise of pre-funded warrants in public offering (in shares)								72,727
Issuance of common stock and exercise of pre-funded warrants in public offering								$ 7	9,999,989		9,999,996
Offering costs									(2,921,646)		(2,921,646)
Conversion of debt into common stock											11,983,389
Common stock issued in connection with business combination									1,000,000		1,000,000
Common stock issued in connection with business combination (in shares)								3,636
Common stock issued pursuant to consulting agreement									123,000		123,000
Common stock issued pursuant to consulting agreement (in shares)								30
Stock-based compensation									479,038		479,038
Net loss										(38,043,362)	(38,043,362)
Conversion of notes and derivative liability into common stock								$ 8	11,983,381		11,983,389
Conversion of notes and derivative liability into common stock (in shares)								79,807
Warrant and common shares issued with notes									1,368,741		1,368,741
Warrant and common shares issued with notes (in shares)								2,400
Conversion of venture debt into Series A convertible preferred stock							$ 1		6,299,999		6,300,000
Conversion of venture debt into Series A convertible preferred stock (in shares)							6,300
Ending balance at Dec. 31, 2022							$ 1	$ 18	96,294,123	(103,747,316)	(7,453,174)
Ending balance (in shares) at Dec. 31, 2022							6,300	178,758
Beginning balance (in shares) at Mar. 31, 2022								870
Beginning balance at Mar. 31, 2022								$ 0	59,954,848	(73,536,896)	(13,582,048)
Issuance of common stock in public offering								$ 1	9,347,449		9,347,450
Issuance of common stock in public offering (in shares)								14,956
Offering costs									(1,930,486)		(1,930,486)
Common stock and warrants issued in connection with notes									98,241		98,241
Stock-based compensation									119,759		119,759
Net loss										(9,533,924)	(9,533,924)
Conversion of notes and derivative liability into common stock									600,790		600,790
Conversion of notes and derivative liability into common stock (in shares)								644
Ending balance at Jun. 30, 2022								$ 2	68,190,600	(83,070,820)	(14,880,218)
Ending balance (in shares) at Jun. 30, 2022								16,470
Beginning balance (in shares) at Dec. 31, 2022							6,300	178,758
Beginning balance at Dec. 31, 2022							$ 1	$ 18	96,294,123	(103,747,316)	(7,453,174)
Offering costs									(536,927)		(536,927)
Stock-based compensation									105,594		105,594
Net loss										(6,136,349)	(6,136,349)
Ending balance at Mar. 31, 2023							$ 1	$ 23	102,020,620	(109,883,665)	(7,863,022)
Ending balance (in shares) at Mar. 31, 2023							6,300	238,803
Beginning balance (in shares) at Dec. 31, 2022							6,300	178,758
Beginning balance at Dec. 31, 2022							$ 1	$ 18	96,294,123	(103,747,316)	(7,453,174)
Net loss											(1,092,088)
Ending balance at Jun. 30, 2023							$ 1	$ 31	109,263,332	(104,839,404)	4,423,960
Ending balance (in shares) at Jun. 30, 2023						1	6,300	316,906
Beginning balance (in shares) at Mar. 31, 2023							6,300	238,803
Beginning balance at Mar. 31, 2023							$ 1	$ 23	102,020,620	(109,883,665)	(7,863,022)
Stock-based compensation									101,500		101,500
Net loss										5,044,260	5,044,260
Ending balance at Jun. 30, 2023							$ 1	$ 31	$ 109,263,332	$ (104,839,404)	$ 4,423,960
Ending balance (in shares) at Jun. 30, 2023						1	6,300	316,906